Fair values of financial instruments not carried at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 306,141	£ 269,213
Financial liabilities	440,697	409,867
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,943	20,836
Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	2
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	222,941	215,948
Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17,587	20,478
Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53,416	32,901
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,714	15,337
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,371	17,109
Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,103	127
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	75,491	72,614
Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	13,345	21,067
Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73,494	53,949
Reverse repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	208
Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,861	3,248
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,950	20,900
Fair value | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	2
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	223,067	215,955
Fair value | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17,587	20,393
Fair value | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53,416	32,901
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,371	17,112
Fair value | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,103	131
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	74,904	72,495
Fair value | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,902	19,481
Fair value | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73,494	53,949
Fair value | Reverse repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	208
Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,837	3,192
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Reverse repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,173	2,336
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	22,950	20,900
Fair value | Level 2 | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	2
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	223,067	215,955
Fair value | Level 2 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17,587	20,393
Fair value | Level 2 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	53,416	32,901
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	14,371	17,112
Fair value | Level 2 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,103	131
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 2 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 2 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	73,494	53,949
Fair value | Level 2 | Reverse repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	208
Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,660	848
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Deposits by banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Customer accounts | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 3 | Loans and advances to banks | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	74,904	72,495
Fair value | Level 3 | Loans and advances to customers | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	12,902	19,481
Fair value | Level 3 | Reverse repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 3 | Reverse repurchase agreements – non-trading | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4	8
At cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,920	14,528
At cost | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,443	7,268
At cost | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,080	1,100
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,920	14,528
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	14,220	13,828
At cost | Fair value | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,458	7,256
At cost | Fair value | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,066	1,100
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,219	14,434
At cost | Fair value | Level 1 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 1 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 2 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,320	7,124
At cost | Fair value | Level 2 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,066	1,100
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	15,219	14,434
At cost | Fair value | Level 3 | Financial investments – at amortised cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	138	132
At cost | Fair value | Level 3 | Financial investments – at amortised cost | Discontinued operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	£ 0	£ 0